Earnings per Share	12 Months Ended
Dec. 31, 2019
Earnings per Share [abstract]
Earnings per Share

22.   Earnings per Share

	Years ended December 31,
Basic	2019	2018
Net income for the year	$23,796	$33,990
Weighted average number of shares (000's)	160,193	159,785
Earnings per share - basic	$0.15	$0.21

	Years ended December 31,
Diluted	2019	2018
Net income for the year	$23,796	$33,990

Weighted average number of shares (000's)	160,193	159,785
Incremental shares from share units	2,215	1,851
Incremental shares from convertible debenture	2,117	-
Weighted average diluted number of shares (000's)	164,525	161,636
Earnings per share - diluted	$0.14	$0.21

For the year ended December 31, 2019, 1,784,029 out of the money options were excluded from the diluted earnings per share calculation as their effect would have been anti-dilutive (year ended December 31, 2018 – 1,266).